Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	These processes are fully integrated into our overall risk management framework, ensuring a cohesive approach to identifying vulnerabilities and mitigating potential risks.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false